UNAUDITED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, authorized (in shares)	375,000,000	375,000,000
Common shares, issued (in shares)	68,813,132	74,048,962